ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2021
Disclosure of analysis of other comprehensive income by item [abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

($ millions)	Currency Translation Reserve	Cash Flow Hedge Reserve	Pension and other Post-Retirement Benefit Plan Adjustments(2)	Total
Balance at December 31, 2019	134	—	(36)	98
Other comprehensive loss before hedging activities	(117)	—	(10)	(127)
Other comprehensive gain resulting from hedging activities(1)	32	—	—	32
Tax impact	(1)	—	—	(1)
Balance at December 31, 2020	48	—	(46)	2
Other comprehensive (loss) gain before hedging activities	(18)	—	34	16
Other comprehensive gain resulting from hedging activities(1)	2	8	—	10
Balance at December 31, 2021	32	8	(12)	28
(1)     Amounts relate to hedges of the Company's net investment in foreign operations (reported in Currency Translation Reserve) and interest rate derivatives designated as cash flow hedges (reported in Cash Flow Hedge Reserve)(Note 25).
(2)     Pension and other Post-Retirement Benefit Plan Adjustments will not be reclassified into earnings.